System Fund and reimbursables - Summary of System Fund and Reimbursable Revenues and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
System Fund And Reimbursables [Abstract]
System Fund revenues	$ 1,611	$ 1,564	$ 1,217
Reimbursable revenues	1,000	896	832
System Fund and reimbursable revenues	2,611	2,460	2,049
System Fund expense	(1,694)	(1,545)	(1,322)
Reimbursable expenses	(1,000)	(896)	(832)
System Fund and reimbursable expenses	$ (2,694)	$ (2,441)	$ (2,154)